Selected Quarterly Condensed Consolidated Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data

Summarized unaudited quarterly condensed consolidated financial data for the quarters of 2021 and 2020 are as follows:

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2(1)	Quarter 1
	2021	2021	2021	2021	2020	2020	2020	2020

Net interest income (loss)	$958	$830	$625	$411	$932	$389	$(228)	$990
Loan loss provision	246	83	45	214	140	70	1,560	35
Net interest income (loss) after loan loss provision	712	747	580	197	792	319	(1,788)	955
Gain on sale of foreclosed assets	1	64	13	88	22	135	3	–
Gain on foreclosure of assets	67	–	–	–	52	–	–	–
Impairment gains on foreclosed assets	–	–	–	–	(4)	95	–	–
Gain on extinguishment of debt	–	361	–	10	361	–	–	–
SG&A expense	415	483	438	537	648	367	462	708
Depreciation and amortization	12	12	13	16	22	21	21	21
Loss on sale of foreclosed assets	23	–	51	18	16	51	–	35
Loss on foreclosure of assets	47	–	–	–	52	2	–	–
Impairment loss on foreclosed assets	–	–	–	10	241	4	91	109
Net income (loss)	$283	$677	$91	$(286)	$244	$104	$(2,359)	$82